CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Accounts payable	$ 89,838,000	$ 353,778,000
Deferred revenue - current	187,718,000	1,387,493,000
Amounts due to related parties	205,000	3,488,000
Accrued expenses and other current liabilities	509,461,000	911,283,000
Income tax payable	49,257,000	65,138,000
Operating lease liability - current	66,105,000	382,671,000
Deferred revenue - non-current	14,000	30,005,000
Deferred tax liabilities - non-current	1,680,000	10,333,000
Operating lease liability - noncurrent	175,988,000	1,193,564,000
VIE's
Accounts payable	84,188,000	334,579,000
Deferred revenue - current	182,337,000	1,328,473,000
Amounts due to related parties	173,000	3,396,000
Accrued expenses and other current liabilities	409,924,000	750,204,000
Income tax payable	35,158,000	51,037,000
Short-term Debt	0	0
Operating lease liability - current	53,608,000	349,547,000
Deferred revenue - non-current	14,000	30,005,000
Deferred tax liabilities - non-current	992,000	10,109,000
Bond payable, Non-current	0	0
Operating lease liability - noncurrent	$ 163,163	$ 1,123,508
Common Class A
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	166,786,023	147,995,578
Common shares, shares outstanding (in shares)	166,786,023	147,995,578
Common Class B
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	49,153,604	66,939,204
Common shares, shares outstanding (in shares)	49,153,604	66,939,204